Income Taxes (Tables)	12 Months Ended
Aug. 31, 2020
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	August 31, 2020	August 31, 2019	August 31, 2018

Net loss for the year before income taxes	$5,414,745	$3,541,011	$3,458,976
Combined Canadian federal and provincial tax rate	25.0%	25.0%	25.1%

Expected income tax recovery at statutory rates	1,353,686	885,253	868,203
Share based compensation	(25,329)	(19,711)	(37,620)
Non-deductible financing transaction costs	(—)	(20,074)	(89,678)
Other non-deductible expenses	(3,012)	(736)	(2,864)
CEE incurred applied to flow-through shares	(55,395)	(179,086)	(476,559)
Amortization of flow-through share premium	47,481	154,676	218,232
Non-taxable (non-deductible) change in fair value warrants of financial instruments	(18,033)	(62,434)	6,706
Losses and other deductions for which no benefit has been recognized	(1,251,917)	(603,212)	(268,188)

Deferred income tax recoveries	$47,481	$154,676	$218,232

Disclosure of deferred taxes [Table Text Block]
	August 31, 2020	August 31, 2019
Deferred income tax assets
Exploration and evaluation assets	$6,281,863	$4,721,336
Scientific research and experimental developmental expenditures	4,294,187	5,424,332
	10,576,050	10,145,668
Deferred income tax liabilities
Property plant and equipment	(10,576,050)	(10,145,668	) (1)

Net deferred income tax assets	$—	$—

(1) Included the deferred income tax liability related to the carrying amount of Asset Held for Sale.

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	August 31, 2020	August 31, 2019

Non-capital loss carryforwards	$35,733,583	$35,630,141
Scientific research and experimental developmental expenditures	10,191,008	5,670,428
Share issuance costs	291,203	458,359
Capital loss carry forwards	2,294,535	2,294,535
Lease obligation	867,467	—

Deductible temporary differences not recognized	$49,377,796	$44,053,463

Disclosure of detailed information about non-capital losses [Table Text Block]
2026	$156,000
2027	232,000
2028	847,000
2029	914,000
2030	1,584,000
2031	3,050,000
2032	3,601,000
2033	4,151,000
2034	4,211,000
2035	4,397,000
2036	3,008,000
2037	2,805,000
2038	2,837,000
2039	2,170,000
2040	103,000

Disclosure of detailed information about operating losses [Table Text Block]
2031	$5,000
2032	2,000
2033	3,000
2034	1,658,000